STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 1.9%
Adient	111,426	[a]	1,854,129
Dana	184,590		2,109,864
Delphi Technologies	109,993	[a]	1,648,795
Gentex	310,768		8,387,628
Harley-Davidson	193,014	[b]	5,024,154
Lear	69,198		7,638,075
The Goodyear Tire & Rubber Company	297,729		2,682,538
Thor Industries	70,044	[b]	7,984,316
Visteon	34,891	[a]	2,533,436
			39,862,935
Banks - 6.3%
Associated Banc-Corp	196,549		2,523,689
BancorpSouth Bank	124,364		2,602,939
Bank of Hawaii	50,745	[b]	2,873,689
Bank OZK	152,906	[b]	3,677,389
Cathay General Bancorp	95,627		2,312,261
CIT Group	125,807		2,386,559
Commerce Bancshares	127,357	[b]	7,292,462
East West Bancorp	179,420		6,218,697
Essent Group	139,371		4,993,663
F.N.B.	408,169		3,024,532
First Financial Bankshares	180,951		5,414,054
First Horizon National	697,912		6,469,644
Frost Bankers	72,510	[b]	5,225,071
Fulton Financial	203,659		1,975,492
Glacier Bancorp	111,635		3,941,832
Hancock Whitney	110,218		2,100,755
Home BancShares	194,106		3,169,751
International Bancshares	70,129		2,133,324
New York Community Bancorp	588,224		6,193,999
PacWest Bancorp	147,613		2,697,628
Pinnacle Financial Partners	89,657		3,552,210
Prosperity Bancshares	117,520		6,529,411
Signature Bank	67,966		6,968,554
Sterling Bancorp	248,773		2,798,696
Synovus Financial	185,264		3,733,070
TCF Financial	191,708		5,270,053
Texas Capital Bancshares	63,110	[a]	2,096,514
Trustmark	80,906		1,822,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Banks - 6.3% (continued)
UMB Financial	53,647		2,671,621
Umpqua Holdings	278,248		3,018,991
United Bankshares	160,124	[b]	4,214,464
Valley National Bancorp	492,639		3,680,013
Washington Federal	96,791		2,259,102
Webster Financial	114,386		3,119,306
Wintrust Financial	72,327		3,095,596
			132,057,034
Capital Goods - 11.3%
Acuity Brands	50,484	[b]	5,002,964
AECOM	203,109	[a]	7,350,515
AGCO	79,124		5,192,908
Axon Enterprise	79,687	[a]	6,624,380
Carlisle	69,696		8,299,400
Colfax	105,541	[a,b]	3,069,132
Crane	62,633		3,543,149
Curtiss-Wright	53,034		4,726,390
Donaldson	160,045		7,736,575
Dycom Industries	39,465	[a]	1,690,286
EMCOR Group	69,796		4,781,026
EnerSys	53,683		3,610,719
Fluor	177,151		1,805,169
GATX	44,655	[b]	2,723,508
Generac Holdings	79,200	[a]	12,480,336
Graco	211,592		11,265,158
Hexcel	105,076	[b]	3,919,335
Hubbell	68,806		9,286,746
ITT	109,446		6,318,318
Kennametal	104,088		2,806,212
Lennox International	43,980		11,792,797
Lincoln Electric Holdings	75,329	[b]	6,808,988
MasTec	73,581	[a,b]	2,927,052
Mercury Systems	70,830	[a]	5,484,367
MSC Industrial Direct, Cl. A	57,747		3,811,879
Nordson	64,875		12,561,746
nVent Electric	196,506		3,568,549
Oshkosh	86,340		6,796,685
Owens Corning	136,874		8,276,771
Regal Beloit	51,586		4,744,364
Sunrun	97,305	[a]	3,570,120
Terex	79,447		1,497,576
The Middleby	70,085	[a]	5,821,260
The Timken Company	85,914		3,922,833
The Toro Company	136,074		9,708,880

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 11.3% (continued)
Trex	73,455	[a]	10,234,485
Trinity Industries	120,568	[b]	2,354,693
Univar Solutions	177,269	[a]	3,132,343
Valmont Industries	26,838		3,252,766
Watsco	41,590		9,818,151
Woodward	71,447		5,354,238
			237,672,769
Commercial & Professional Services - 3.1%
ASGN	66,816	[a]	4,574,223
Clean Harbors	64,330	[a]	3,834,068
CoreLogic	100,728		6,865,620
FTI Consulting	46,770	[a]	5,586,209
Healthcare Services Group	95,095	[b]	2,490,538
Herman Miller	75,735		1,774,471
HNI	53,158		1,578,793
IAA	166,627	[a]	7,223,280
Insperity	46,229		3,090,871
KAR Auction Services	162,820		2,463,467
Manpowergroup	73,147		5,031,782
MSA Safety	45,050		5,339,777
Stericycle	115,968	[a,b]	7,008,526
Tetra Tech	68,484		6,071,107
The Brink's Company	64,625		2,866,119
			65,798,851
Consumer Durables & Apparel - 3.4%
Brunswick	100,361		6,722,180
Carter's	54,912	[b]	4,322,673
Columbia Sportswear	36,044	[b]	2,733,577
Deckers Outdoor	35,522	[a]	7,432,979
Helen of Troy	32,005	[a]	6,024,941
KB Home	110,048		3,702,015
Mattel	437,027	[a,b]	4,855,370
Polaris	73,032		7,568,306
Skechers U.S.A, CI. A	173,435	[a]	5,078,177
Taylor Morrison Home	163,056	[a]	3,823,663
Tempur Sealy International	55,066	[a]	4,457,593
Toll Brothers	147,235		5,624,377
TopBuild	42,013	[a]	5,542,355
TRI Pointe Group	166,620	[a,b]	2,785,886
			70,674,092
Consumer Services - 4.2%
Adtalem Global Education	65,301	[a]	2,242,436
Boyd Gaming	102,233		2,419,855
Caesars Entertainment	192,674	[a]	5,982,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Services - 4.2% (continued)
Choice Hotels International	39,659	[b]	3,332,942
Churchill Downs	44,495	[b]	6,163,447
Cracker Barrel Old Country Store	29,779	[b]	3,289,686
Dunkin' Brands Group	104,171		7,159,673
Graham Holdings, Cl. B	5,383		2,144,426
Grand Canyon Education	60,104	[a]	5,333,629
Jack in the Box	28,566	[b]	2,345,554
Marriott Vacations Worldwide	45,976		3,892,328
Papa John's International	28,495		2,697,622
Penn National Gaming	162,877	[a,b]	5,513,386
Scientific Games	69,674	[a,b]	1,224,172
Service Corp. International	226,120		9,804,563
Six Flags Entertainment	100,552	[b]	1,748,599
Strategic Education	27,944		3,526,812
Texas Roadhouse	82,892		4,657,701
The Wendy's Company	226,894	[b]	5,259,403
WW International	58,536	[a]	1,509,058
Wyndham Destinations	107,567		2,861,282
Wyndham Hotels & Resorts	117,321		5,180,895
			88,289,997
Diversified Financials - 3.6%
Affiliated Managers Group	60,102	[b]	4,134,417
Eaton Vance	145,170		5,246,444
Evercore, Cl. A	51,903		2,870,236
FactSet Research Systems	47,884	[b]	16,582,229
Federated Hermes	122,743		3,235,505
FirstCash	52,044		2,999,816
Interactive Brokers Group, Cl. A	96,684		4,795,526
Janus Henderson Group	193,146	[b]	4,034,820
Jefferies Financial Group	287,570		4,658,634
Legg Mason	106,519		5,324,885
LendingTree	9,780	[a,b]	3,386,716
Navient	217,167		1,728,649
SEI Investments	156,871		8,209,059
SLM	474,098		3,209,643
Stifel Financial	87,183		4,226,632
			74,643,211
Energy - 1.4%
Antero Midstream	359,092	[b]	2,036,052
ChampionX	237,409	[a]	2,257,760
Cimarex Energy	129,066		3,156,954
CNX Resources	235,691	[a]	2,274,418
EQT	325,022		4,719,319
Equitrans Midstream	512,024		4,941,032

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 1.4% (continued)
Murphy Oil	184,926	[b]	2,442,872
PBF Energy, Cl. A	127,205		1,104,139
Transocean	725,609	[a,b]	1,480,242
World Fuel Services	79,077		1,860,682
WPX Energy	517,888	[a]	3,091,791
			29,365,261
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings	156,424	[a,b]	6,264,781
Casey's General Stores	46,686	[b]	7,431,944
Grocery Outlet Holding	80,893	[a]	3,558,483
Sprouts Farmers Market	148,201	[a]	3,909,542
			21,164,750
Food, Beverage & Tobacco - 2.4%
Darling Ingredients	207,950	[a]	5,808,044
Flowers Foods	242,684		5,521,061
Ingredion	84,971		7,349,992
Lancaster Colony	24,925		3,952,856
Pilgrim's Pride	65,657	[a]	1,007,835
Post Holdings	81,298	[a]	7,214,385
Sanderson Farms	25,341		2,825,395
The Boston Beer Company, Cl. A	12,262	[a,b]	9,937,615
The Hain Celestial Group	98,668	[a]	3,352,739
Tootsie Roll Industries	21,873	[b]	693,374
TreeHouse Foods	71,299	[a]	3,124,322
			50,787,618
Health Care Equipment & Services - 6.7%
Acadia Healthcare	111,798	[a,b]	3,332,698
Amedisys	41,101	[a]	9,624,210
Avanos Medical	60,060	[a]	1,842,040
Cantel Medical	46,769	[b]	2,209,835
Chemed	20,154		9,919,597
Encompass Health	126,161		8,589,041
Globus Medical, Cl. A	95,307	[a]	4,591,891
Haemonetics	63,874	[a]	5,599,195
HealthEquity	96,090	[a]	4,954,400
Hill-Rom Holdings	84,506		8,215,673
ICU Medical	24,398	[a]	4,482,645
Integra LifeSciences Holdings	88,656	[a]	4,233,324
LHC Group	37,669	[a]	7,349,599
LivaNova	61,013	[a]	2,839,545
Masimo	62,929	[a]	13,851,932
MEDNAX	107,798	[a]	2,153,804
Molina Healthcare	74,829	[a]	13,820,916
NuVasive	64,470	[a]	3,683,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 6.7% (continued)
Patterson Companies	109,235	[b]	2,901,282
Penumbra	41,967	[a,b]	9,312,897
Quidel	48,303	[a]	13,644,148
Tenet Healthcare	131,660	[a]	3,481,090
			140,633,578
Household & Personal Products - .4%
Edgewell Personal Care	67,956	[a]	2,031,205
Energizer Holdings	80,115	[b]	4,016,165
Nu Skin Enterprises, Cl. A	66,452		2,980,372
			9,027,742
Insurance - 4.5%
Alleghany	18,073		9,439,889
American Financial Group	94,011		5,713,048
Brighthouse Financial	118,648	[a]	3,362,484
Brown & Brown	297,299		13,518,186
CNO Financial Group	180,189		2,720,854
First American Financial	141,380		7,211,794
Genworth Financial, Cl. A	640,414	[a]	1,306,445
Kemper	77,768		6,106,343
Mercury General	34,509		1,480,781
Old Republic International	362,284		5,821,904
Primerica	51,707		6,187,260
Reinsurance Group of America	86,051		7,335,848
RenaissanceRe Holdings	63,556		11,464,231
RLI	50,864		4,482,644
Selective Insurance Group	75,967		4,128,047
The Hanover Insurance Group	48,384		4,929,362
			95,209,120
Materials - 6.0%
Allegheny Technologies	163,956	[a]	1,424,778
AptarGroup	81,495		9,388,224
Ashland Global Holdings	76,646		5,785,240
Avient	117,035		2,797,137
Cabot	71,538		2,609,706
Commercial Metals	149,561		3,092,921
Compass Minerals International	42,709	[b]	2,175,596
Domtar	68,686		1,441,719
Eagle Materials	52,391		4,203,330
Greif, Cl. A	32,785		1,140,590
Ingevity	52,271	[a]	3,056,808
Louisiana-Pacific	142,713		4,519,721
Minerals Technologies	42,666		2,000,182
NewMarket	9,076		3,401,776
O-I Glass	217,721		2,273,007

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 6.0% (continued)
Olin	197,680		2,221,923
Reliance Steel & Aluminum	80,770		7,936,460
Royal Gold	82,859		11,594,460
RPM International	163,664		13,353,346
Sensient Technologies	54,221		2,830,878
Silgan Holdings	97,619		3,733,927
Sonoco Products	127,259		6,584,381
Steel Dynamics	266,859		7,314,605
The Chemours Company	206,546	[b]	3,827,297
The Scotts Miracle-Gro Company	49,994		7,927,549
United States Steel	275,285	[b]	1,833,398
Valvoline	233,089		4,782,986
Worthington Industries	46,718		1,748,188
			125,000,133
Media & Entertainment - 1.7%
AMC Networks, Cl. A	50,793	[a,b]	1,173,319
Cable One	6,649		12,118,201
Cinemark Holdings	133,377		1,577,850
John Wiley & Sons, Cl. A	55,116		1,864,574
TEGNA	274,622		3,235,047
The New York Times Company, Cl. A	183,134	[b]	8,449,803
TripAdvisor	128,858		2,606,797
World Wrestling Entertainment, Cl. A	58,687	[b]	2,735,401
Yelp	81,832	[a]	2,044,163
			35,805,155
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Arrowhead Pharmaceuticals	129,027	[a,b]	5,557,193
Bio-Techne	48,310		13,292,980
Catalent	205,673	[a]	17,963,480
Charles River Laboratories International	62,540	[a]	12,444,835
Emergent BioSolutions	55,840	[a]	6,211,642
Exelixis	389,340	[a]	8,989,861
Ligand Pharmaceuticals	20,310	[a,b]	2,379,926
Nektar Therapeutics	226,786	[a,b]	5,025,578
PRA Health Sciences	80,751	[a]	8,604,827
Prestige Consumer Healthcare	64,029	[a]	2,381,239
Repligen	59,739	[a]	9,015,213
Syneos Health	79,581	[a,b]	4,965,059
United Therapeutics	55,808	[a]	6,220,918
			103,052,751
Real Estate - 9.9%
American Campus Communities	174,458	[c]	6,217,683
Brixmor Property Group	377,319	[c]	4,342,942
Camden Property Trust	123,041	[c]	11,173,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 9.9% (continued)
CoreCivic	155,264	[c]	1,383,402
CoreSite Realty	51,113	[c]	6,596,133
Corporate Office Properties Trust	141,841	[c]	3,755,950
Cousins Properties	187,268	[c]	5,752,873
CyrusOne	145,573	[b,c]	12,143,700
Douglas Emmett	209,004	[c]	6,090,377
EastGroup Properties	49,516	[c]	6,568,793
EPR Properties	97,280	[b,c]	2,785,126
First Industrial Realty Trust	161,334	[c]	7,085,789
Healthcare Realty Trust	171,802	[c]	5,033,799
Highwoods Properties	132,281	[c]	5,071,654
Hudson Pacific Properties	193,055	[c]	4,550,306
JBG SMITH Properties	149,579	[c]	4,339,287
Jones Lang LaSalle	65,480		6,476,627
Kilroy Realty	134,327	[c]	7,827,234
Lamar Advertising, Cl. A	109,527	[c]	7,199,210
Life Storage	59,457	[c]	5,834,515
Mack-Cali Realty	113,977	[c]	1,643,548
Medical Properties Trust	667,796	[c]	13,442,734
National Retail Properties	218,185	[c]	7,734,658
Omega Healthcare Investors	288,034	[c]	9,326,541
Park Hotels & Resorts	298,695	[c]	2,470,208
Pebblebrook Hotel Trust	163,176	[b,c]	1,729,666
Physicians Realty Trust	257,753	[c]	4,649,864
Potlatchdeltic	84,189	[c]	3,604,131
PS Business Parks	25,218	[c]	3,478,823
Rayonier	174,446	[c]	4,846,110
Rexford Industrial Realty	153,298	[c]	7,194,275
Sabra Health Care REIT	259,980	[c]	3,832,105
Service Properties Trust	206,366	[c]	1,382,652
Spirit Realty Capital	130,991	[b,c]	4,513,950
STORE Capital	282,156	[c]	6,684,276
Taubman Centers	78,881	[c]	3,054,272
The GEO Group	154,832	[c]	1,645,864
The Macerich Company	144,143	[b,c]	1,099,811
Urban Edge Properties	138,988	[c]	1,456,594
Weingarten Realty Investors	154,119	[c]	2,629,270
			206,648,105
Retailing - 4.8%
Aaron's	85,080		4,439,474
American Eagle Outfitters	194,526	[b]	1,945,260
AutoNation	73,068	[a]	3,751,311
Dick's Sporting Goods	82,409	[b]	3,759,499
Etsy	150,056	[a]	17,763,629

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 4.8% (continued)
Five Below	70,722	[a,b]	7,702,333
Foot Locker	132,440		3,892,412
Grubhub	116,694	[a]	8,429,975
Murphy USA	34,878	[a]	4,618,196
Nordstrom	138,655	[b]	1,898,187
Ollie's Bargain Outlet Holdings	71,750	[a,b]	7,540,925
Pool	50,490		15,990,183
RH	20,921	[a]	6,013,323
Sally Beauty Holdings	140,773	[a,b]	1,634,375
Urban Outfitters	87,593	[a,b]	1,448,788
Williams-Sonoma	98,691		8,597,960
			99,425,830
Semiconductors & Semiconductor Equipment - 5.1%
Cabot Microelectronics	36,639		5,522,230
Cirrus Logic	73,546	[a]	5,040,107
Cree	137,303	[a,b]	9,462,923
Enphase Energy	102,634	[a,b]	6,194,988
First Solar	96,136	[a,b]	5,724,899
MKS Instruments	69,641		8,875,049
Monolithic Power Systems	52,595		13,938,201
Semtech	82,043	[a]	4,572,256
Silicon Laboratories	55,075	[a]	5,535,588
SolarEdge Technologies	63,029	[a,b]	11,036,378
Synaptics	42,781	[a]	3,423,336
Teradyne	209,626		18,648,329
Universal Display	53,808		9,386,806
			107,361,090
Software & Services - 6.1%
ACI Worldwide	147,420	[a]	3,949,382
Alliance Data Systems	54,255		2,406,752
Blackbaud	62,446		3,905,373
CACI International, Cl. A	31,814	[a]	6,611,585
CDK Global	154,143		7,007,341
Ceridian HCM Holding	128,898	[a]	10,091,424
Commvault Systems	54,253	[a]	2,391,472
Fair Isaac	36,669	[a]	16,104,658
J2 Global	56,950	[a,b]	3,230,204
KBR	180,966		4,024,684
Liveramp Holdings	83,047	[a]	3,784,452
LogMeIn	61,464		5,274,226
Manhattan Associates	80,570	[a]	7,717,800
MAXIMUS	77,299		5,736,359
Paylocity Holding	45,604	[a,b]	6,074,453
Perspecta	171,677		3,673,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 6.1% (continued)
PTC	132,235	[a]	11,314,027
Qualys	42,221	[a]	5,213,449
Sabre	352,718		2,666,548
Science Applications International	62,870		5,028,343
Teradata	136,169	[a]	2,859,549
WEX	55,233	[a]	8,747,250
			127,813,219
Technology Hardware & Equipment - 5.1%
Arrow Electronics	99,778	[a]	7,146,100
Avnet	124,118		3,316,433
Belden	49,253		1,556,395
Ciena	194,541	[a]	11,577,135
Cognex	217,024		14,512,395
Coherent	30,839	[a]	4,281,378
II-VI	121,724	[a,b]	6,173,841
InterDigital	38,741		2,325,235
Jabil	173,853		6,060,516
Littelfuse	30,928		5,494,359
Lumentum Holdings	95,051	[a]	8,823,584
National Instruments	148,168		5,259,964
NCR	163,529	[a]	3,013,839
NETSCOUT Systems	80,020	[a]	2,037,309
SYNNEX	52,222		6,514,172
Trimble	315,717	[a]	14,052,564
Viasat	74,041	[a]	2,810,596
Vishay Intertechnology	167,863		2,633,770
			107,589,585
Telecommunication Services - .1%
Telephone & Data Systems	124,859		2,424,762
Transportation - 1.7%
Avis Budget Group	68,369	[a,b]	1,770,757
JetBlue Airways	342,795	[a,b]	3,544,500
Kirby	75,924	[a]	3,510,726
Knight-Swift Transportation Holdings	155,104	[b]	6,745,473
Landstar System	48,386		5,892,447
Ryder System	68,765		2,518,862
Werner Enterprises	72,056		3,169,383
XPO Logistics	115,683	[a,b]	8,678,539
			35,830,687
Utilities - 4.1%
ALLETE	65,839		3,904,253
Black Hills	79,886		4,622,204
Essential Utilities	281,812	[b]	12,780,174
Hawaiian Electric Industries	139,022		5,040,938

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Utilities - 4.1% (continued)
IDACORP		63,619		5,932,472
MDU Resources Group		252,737		5,302,422
National Fuel Gas		115,032		4,666,848
New Jersey Resources		121,713		3,780,406
NorthWestern		63,494		3,572,172
OGE Energy		254,052		8,358,311
ONE Gas		67,329		5,096,805
PNM Resources		100,263		4,234,107
Southwest Gas Holdings		70,193		4,888,241
Spire		65,172		4,018,506
UGI		264,355		8,813,596
				85,011,455
Total Common Stocks (cost $1,546,477,424)				2,091,149,730
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.17%, 2/25/21 (cost $1,173,876)		1,175,000	[d]	1,174,395
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,816,531)	0.26	10,816,531	[e]	10,816,531

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,741,160)	0.26	15,741,160	[e]	15,741,160
Total Investments (cost $1,574,208,991)		101.0%		2,118,881,816
Liabilities, Less Cash and Receivables		(1.0%)		(20,750,753)
Net Assets		100.0%		2,098,131,063

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $205,988,864 and the value of the collateral was $214,114,053, consisting of cash collateral of $15,741,160 and U.S. Government & Agency securities valued at $198,372,893.

c Investment in real estate investment trust within the United States.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,091,149,730	-	-	2,091,149,730
Investment Companies	26,557,691	-	-	26,557,691
U.S. Treasury Securities	-	1,174,395	-	1,174,395
Liabilities ($)
Other Financial Instruments:
Futures††	(21,054)	-	-	(21,054)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	67	9/18/2020	12,486,404	12,465,350	(21,054)
Gross Unrealized Depreciation				(21,054)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $544,672,825, consisting of $783,017,143 gross unrealized appreciation and $238,344,318 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.